COMMITMENTS, CONTINGENCIES, AND GUARANTEES - Agreements (Narrative) (Details) - SC - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Minimum sales commitment, charged off loan receivables	$ 350,000,000.0
Threshold for sales subject to market price check (over)	275,000,000.0
Minimum sales commitment, loans receivable, written off, remaining	$ 0	$ 0